Note 12 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 12 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	$ 7,589,921	$ 1,977,051
Impairment loss on assets measured at fair value on a non-recurring basis	(8,238,987)	(6,168,747)
Long-lived Assets Held and Used [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	7,589,921	1,977,051
Impairment loss on assets measured at fair value on a non-recurring basis	(8,238,987)	(6,168,747)
Fair Value, Inputs, Level 2 [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	7,589,921	1,977,051
Fair Value, Inputs, Level 2 [Member] | Long-lived Assets Held and Used [Member]
Note 12 - Derivatives and Fair Value Disclosures (Details) - Valuation of Assets Measured at Fair Value On a Non-recurring Basis [Line Items]
Fair value of assets measured on a non-recurring basis	$ 7,589,921	$ 1,977,051